Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Related Party Balance and Transactions

As of December 31, 2025 and 2024, the balance of amount due from a shareholder was as follows:

	2025	2024
PTLE Limited (a)(1)	$15,755	$10,839
	$15,755	$10,839

(1)	The balance as of December 31, 2025 and 2024 represented the advances for operational purposes. These amounts were unsecured, interest-free, repayable on demand, and non-trade-related.